Long-term Debt (Schedule of Future Principal Payments) (Details) - USD ($) $ in Thousands	Dec. 31, 2014	Dec. 31, 2013
Debt Disclosure [Abstract]
2015	$ 3,910
2016	4,254
Total future principal payments	8,164
Unamortized debt issuance costs (net of fair value of warrants issued)	238
Total debt	8,402
Long-term Debt, Current Maturities	(3,910)	$ (2,149)
Total long-term debt, net	$ 4,492	$ 7,743